UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22066

Cornerstone Progressive Return Fund
(Exact name of registrant as specified in charter)

350 Jericho Turnpike, Suite 206 Jericho, New York	11753
(Address of principal executive offices)	(Zip code)

Theresa M. Bridge

Ultimus Fund Solutions, LLC 350 Jericho Turnpike, Suite 206 Jericho, New York 11753
(Name and address of agent for service)

Registrant's telephone number, including area code:     (513) 326-3597

Date of fiscal year end:	December 31, 2012

Date of reporting period:	December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Cornerstone Progressive
Return Fund

Annual Report
December 31, 2012

CONTENTS

Portfolio Summary	1

Summary Schedule of Investments	2

Statement of Assets and Liabilities	5

Statement of Operations	6

Statement of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

Report of Independent Registered Public Accounting Firm	14

Tax Information	15

Additional Information Regarding the Fund’s Trustees and Corporate Officers	16

Description of Dividend Reinvestment Plan	19

Proxy Voting and Portfolio Holdings Information	21

Privacy Policy Notice	22

Summary of General Information	25

Shareholder Information	25

Cornerstone Progressive Return Fund
Portfolio Summary – as of December 31, 2012 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Closed-End Funds	88.9
Information Technology	2.5
Consumer Discretionary	0.8
Financials	0.8
Health Care	0.6
Consumer Staples	0.6
Energy	0.3
Telecommunication Services	0.3
Industrials	0.2
Utilities	0.2
Other	4.8

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	BlackRock Global Opportunities Equity Trust	Closed-End Funds	4.9
2.	BlackRock International Growth and Income Trust	Closed-End Funds	4.3
3.	India Fund, Inc. (The)	Closed-End Funds	3.9
4.	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	Closed-End Funds	3.9
5.	BlackRock Enhanced Equity Dividend Trust	Closed-End Funds	3.7
6.	Eaton Vance Tax-Managed Diversified Equity Income Fund	Closed-End Funds	3.6
7.	Reaves Utility Income Fund	Closed-End Funds	3.4
8.	Nuveen Multi-Currency Short-Term Government Income Fund	Closed-End Funds	2.8
9.	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	Closed-End Funds	2.4
10.	Morgan Stanley India Investment Fund, Inc.	Closed-End Funds	2.2

Cornerstone Progressive Return Fund
Summary Schedule of Investments+ – December 31, 2012

Description	No. of Shares	Value
EQUITY SECURITIES — 95.16%
CLOSED-END FUNDS — 88.92%
CONVERTIBLE SECURITIES — 1.28%
Advent Claymore Global Convertible Securities and Income Fund II	117,935	$764,219
Other Convertible Securities (a)		757,389
		1,521,608
CORE — 4.72%
Adams Express Company (The)	103,107	1,091,903
General American Investors Company, Inc.	50,742	1,411,642
Royce Value Trust, Inc.	107,208	1,438,731
Tri-Continental Corporation	54,067	865,072
Other Core (a)		812,267
		5,619,615
CORPORATE DEBT FUNDS INVESTMENT GRADE-RATED — 4.65%
AllianceBernstein Income Fund, Inc.	112,933	914,757
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	179,526	2,369,743
Western Asset/Claymore Inflation-Linked Securities & Income Fund	110,291	1,445,915
Other Corporate Debt Funds Investment Grade-Rated (a)		806,228
		5,536,643
DEVELOPED MARKET — 2.29%
Japan Smaller Capitalization Fund, Inc.	132,161	951,559
Swiss Helvetia Fund, Inc. (The)	65,263	736,819

Description	No. of Shares	Value
DEVELOPED MARKET (continued)
Other Developed Market (a)		$1,037,349
		2,725,727
EMERGING MARKETS — 10.97%
India Fund, Inc. (The)	224,619	4,696,783
Morgan Stanley India Investment Fund, Inc. *	138,657	2,569,314
Templeton Dragon Fund, Inc.	83,419	2,372,436
Templeton Emerging Markets Fund	48,853	977,060
Other Emerging Markets (a)		2,443,587
		13,059,180
EMERGING MARKETS DEBT — 2.35%
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	165,857	2,793,032

FLEXIBLE INCOME — 0.45%
Total Flexible Income (a)		532,079

GENERAL & INSURED LEVERAGED — 1.79%
Invesco Value Municipal Income Trust	71,594	1,203,503
Other General & Insured Leveraged (a)		928,504
		2,132,007
GENERAL BOND — 1.14%
Nuveen Build America Bond Opportunity Fund	46,761	1,012,843
Other General Bond (a)		347,437
		1,360,280
GENERAL MUNICIPAL LEVERAGED — 1.14%
Nuveen Municipal Market Opportunity Fund, Inc.	50,313	737,589
Other General Municipal Leveraged (a)		621,089
		1,358,678

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund
Summary Schedule of Investments+ – December 31, 2012 (continued)

Description	No. of Shares	Value
GLOBAL — 8.25%
Alpine Total Dynamic Dividend Fund	285,602	$1,150,976
Clough Global Equity Fund	66,769	867,997
Clough Global Opportunities Fund	57,296	672,655
Delaware Enhanced Global Dividend and Income Fund	134,013	1,554,551
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	56,698	1,139,063
Nuveen Global Value Opportunities Fund	108,681	1,620,434
Other Global (a)		2,809,841
		9,815,517
GLOBAL INCOME — 2.75%
Nuveen Multi-Currency Short-Term Government Income Fund	254,276	3,272,536

HIGH YIELD — 0.99%
First Trust High Income Long/Short Fund	65,200	1,181,424

HIGH YIELD (LEVERAGED) — 1.89%
BlackRock Corporate High Yield Fund V, Inc.	67,600	849,056
DWS High Income Opportunites Fund, Inc.	47,836	725,194
Other High Yield (Leveraged) (a)		675,876
		2,250,126
INCOME & PREFERRED STOCK — 3.51%
John Hancock Premium Dividend Fund	89,280	1,211,530
Zweig Total Return Fund, Inc. (The)	201,742	2,483,444

Description	No. of Shares	Value
INCOME & PREFERRED STOCK (continued)
Other Income & Preferred Stock (a)		$475,499
		4,170,473
INSURED MUNICIPAL LEVERAGED — 0.62%
Nuveen Premier Municipal Opportunity Fund, Inc.	48,467	743,484

OPTION ARBITRAGE/OPTIONS STRATEGIES — 30.24%
AGIC International & Premium Strategy Fund	79,946	775,476
BlackRock Enhanced Capital & Income Fund, Inc.	59,903	743,995
BlackRock Enhanced Equity Dividend Trust	615,856	4,421,846
BlackRock Global Opportunities Equity Trust	445,571	5,881,537
BlackRock International Growth and Income Trust	697,207	5,124,471
Eaton Vance Enhanced Equity Income Fund	208,236	2,219,796
Eaton Vance Enhanced Equity Income Fund II	64,230	670,561
Eaton Vance Tax-Managed Diversified Equity Income Fund	462,743	4,335,902
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	223,401	2,388,157
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	526,328	4,636,950
ING Global Equity Dividend and Premium Opportunity Fund	220,807	1,914,397
NFJ Dividend, Interest & Premium Strategy Fund	134,392	2,096,515
Other Option Arbitrage/Options Strategies (a)		777,212
		35,986,815

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund
Summary Schedule of Investments+ – December 31, 2012 (concluded)

Description	No. of Shares	Value
PACIFIC EX JAPAN — 1.67%
Thai Fund, Inc. (The)	39,684	$791,696
Other Pacific Ex Japan (a)		1,199,028
		1,990,724
REAL ESTATE — 0.02%
Total Real Estate (a)		22,508

SECTOR EQUITY — 7.98%
BlackRock Real Asset Equity Trust	228,155	2,340,870
BlackRock Utility and Infrastructure Trust	66,287	1,185,874
Petroleum & Resources Corporation	46,539	1,113,213
Reaves Utility Income Fund	168,865	4,022,364
Other Sector Equity (a)		834,487
		9,496,808
VALUE — 0.22%
Total Value (a)		261,149

TOTAL CLOSED-END FUNDS		105,830,413

CONSUMER DISCRETIONARY — 0.76%
Total Consumer Discretionary (a)		897,322

CONSUMER STAPLES — 0.58%
Total Consumer Staples (a)		690,890

ENERGY — 0.28%
Total Energy (a)		338,160

FINANCIALS — 0.83%
Total Financials (a)		990,570

HEALTH CARE — 0.56%
Total Health Care (a)		664,600

INDUSTRIALS — 0.21%
Total Industrials (a)		251,440

Description	No. of Shares	Value
INFORMATION TECHNOLOGY — 2.53%
Apple Inc.	3,000	$1,599,090
Oracle Corporation	25,000	833,000
Other Information Technology (a)		574,650
		3,006,740
TELECOMMUNICATION SERVICES — 0.32%
Total Telecommunication Services (a)		375,340

UTILITIES — 0.17%
Total Utilities (a)		207,570

TOTAL EQUITY SECURITIES
(cost - $110,436,736)		113,253,045

SHORT-TERM INVESTMENTS — 1.57%
MONEY MARKET FUNDS — 1.57%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $1,872,961)	1,872,961	1,872,961

TOTAL INVESTMENTS — 96.73%
(cost - $112,309,697)		115,126,006

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.27%		3,895,141

NET ASSETS — 100.00%		$119,021,147

+	A complete Schedule of Investments is available without charge upon request by calling (513) 326-3597 or on the SEC’s website at http://www.sec.gov.

(a)
Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of December 31, 2012.

*	Non-income producing security.

^	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2012.

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund
Statement of Assets and Liabilities – December 31, 2012

ASSETS
Investments, at value (cost – $112,309,697) (Notes B and C)	$115,126,006
Cash	94,941
Receivables:
Investments sold	3,606,769
Dividends	1,100,919
Total Assets	119,928,635

LIABILITIES
Payables:
Investments purchased	702,066
Investment management fees (Note D)	100,180
Trustees’ fees and expenses	17,536
Administration fees (Note D)	10,282
Accounting fees (Note D)	3,333
Other accrued expenses	74,091
Total Liabilities	907,488

NET ASSETS (applicable to 25,014,384 common shares of beneficial interest)	$119,021,147

NET ASSET VALUE PER SHARE ($119,021,147 ÷ 25,014,384)	$4.76

NET ASSETS CONSISTS OF
Paid-in capital	$133,815,076
Accumulated net realized loss on investments	(17,610,238)
Net unrealized appreciation in value of investments	2,816,309
Net assets applicable to shares outstanding	$119,021,147

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund
Statement of Operations – for the Year Ended December 31, 2012

INVESTMENT INCOME
Income:
Dividends from investments	$3,723,374

Expenses:
Investment management fees (Note D)	1,008,225
Administration fees (Note D)	101,453
Trustees’ fees and expenses	66,986
Accounting fees (Note D)	49,117
Legal and audit fees	35,681
Printing	32,008
Custodian fees	27,282
Transfer agent fees	16,326
Insurance	7,424
Stock exchange listing fees	2,266
Miscellaneous	4,508
Total Expenses	1,351,276
Less: Fees paid indirectly (Note D)	(89,840)
Net Expenses	1,261,436
Net Investment Income	2,461,938

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	4,204,040
Capital gain distributions from regulated investment companies	1,345,915
Net change in unrealized appreciation in value of investments	7,677,296
Net realized and unrealized gain on investments	13,227,251

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,689,189

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund
Statement of Changes in Net Assets

	For the Years Ended December 31,
	2012	2011
INCREASE IN NET ASSETS
Operations:
Net investment income	$2,461,938	$1,604,449
Net realized gain from investments	5,549,955	6,316,500
Net change in unrealized appreciation/(depreciation) in value of investments	7,677,296	(9,533,087)

Net increase/(decrease) in net assets resulting from operations	15,689,189	(1,612,138)

Dividends and distributions to shareholders (Note B):
Net investment income	(8,011,893)	(7,920,949)
Return-of-capital	(14,232,315)	(8,194,697)

Total dividends and distributions to shareholders	(22,244,208)	(16,115,646)

Transactions in common shares of beneficial interest:
Proceeds from rights offering of 8,817,593 and 6,254,468 shares of newly issued shares, respectively	44,793,372	40,591,497
Offering expenses associated with rights offering	(128,254)	(82,220)
Proceeds from 502,087 and 65,407 shares newly issued in reinvestment of dividends and distributions, respectively	2,476,417	376,140

Net increase in net assets from capital share transactions	47,141,535	40,885,417

Total increase in net assets	40,586,516	23,157,633

NET ASSETS
Beginning of year	78,434,631	55,276,998
End of year	$119,021,147	$78,434,631

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund
Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Years Ended December 31,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$5.00	$5.90	$6.28	$7.16	$14.10
Net investment income #	0.12	0.12	0.13	0.16	0.16
Net realized and unrealized gain/(loss) on investments	0.62	(0.11)	1.03	1.42	(4.64)
Net increase/(decrease) in net assets resulting from operations	0.74	0.01	1.16	1.58	(4.48)

Dividends and distributions to shareholders:
Net investment income	(0.40)	(0.61)	(1.14)	(0.16)	(0.16)
Return-of-capital	(0.70)	(0.63)	(0.40)	(2.30)	(2.30)
Total dividends and distributions to shareholders	(1.10)	(1.24)	(1.54)	(2.46)	(2.46)

Transactions in common shares of beneficial interest:
Anti-dilutive effect due to shares issued:
Rights offering	0.12	0.31	—	—	—
Reinvestment of dividends and distributions	0.00 +	0.02	0.00 +	—	—
Total transactions in common shares of beneficial interest	0.12	0.33	—	—	—

Net asset value, end of year	$4.76	$5.00	$5.90	$6.28	$7.16
Market value, end of year	$5.01	$6.04	$7.46	$8.90	$7.10
Total investment return (a)	3.24%	(2.12% )	4.73%	65.40%	(47.53% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)	$119,021	$78,435	$55,277	$58,738	$66,811
Ratio of expenses to average net assets, net of fee waivers and fees paid indirectly, if any (b)	1.25%	1.30%	1.47%	1.39%	1.25%
Ratio of expenses to average net assets, before fee waivers and fees paid indirectly, if any (b)	1.34%	1.45%	1.61%	1.54%	1.32%
Ratio of net investment income to average net assets (c)	2.44%	2.20%	2.20%	2.54%	1.48%
Portfolio turnover rate	97.29%	112.69%	117.45%	115.99%	20.19%

#	Based on average shares outstanding.

+	Amount rounds to less than $0.01.

(a)
Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Expenses do not include expenses of investment companies in which the Fund invests.

(c)	Recognition of net investment income by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund
Notes to Financial Statements

NOTE A. ORGANIZATION

Cornerstone Progressive Return Fund (the “Fund”) was organized as a Delaware statutory trust on April 26, 2007 and commenced investment operations on September 10, 2007. Prior to such date it had no operations other than the sale and issuance of 6,668 shares at an aggregate purchase price of $100,020 on July 20, 2007. Its investment objective is to provide total return. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Trustees shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the- counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Trustees deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities.

At December 31, 2012, the Fund held no securities valued in good faith by the Board of Trustees. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the year ended December 31, 2012, the Fund did not invest in derivative instruments or engage in hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax

Cornerstone Progressive Return Fund
Notes to Financial Statements (continued)

purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Risks Associated with Investments in Other Closed-end Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31 2012, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2009 through 2011, and for the year ended December 31, 2012. There was no material impact to the financial statements.

Distributions to Shareholders: The Fund seeks to make a level distribution to its shareholders each month pursuant to a distribution policy adopted by the Board of Trustees (“Distribution Policy”). To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s portfolio. The distribution rate may be modified by the Board of Trustees from time to time. If, for any monthly distribution, investment company taxable income, if any (which term includes net short-term capital gain), and net tax-exempt income, if any, is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund’s assets. The Fund’s final distribution for each calendar year is expected to include any remaining investment company taxable income and net tax exempt income undistributed during the year, as well as all net capital gain realized during the year.

However, if they determine it is appropriate to do so, the Board of Trustees may elect to not distribute realized gains and to pay taxes incurred. In general, the total distributions made in any taxable year (other than distributions of net capital gain or return of capital) would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares.

The Distribution Policy described above would result in the payment of approximately the same amount or percentage to the Fund’s shareholders each month. These distributions will not be tied to the Fund’s investment income and capital gains and will not represent yield or investment return on the Fund’s portfolio. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources, other than net investment income. Thus, if the source of some or all of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or

Cornerstone Progressive Return Fund
Notes to Financial Statements (continued)

other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully, and should not assume that the source of any distribution from the Fund is net profit.

The Board of Trustees reserves the right to change the Distribution Policy from time to time.

Distribution Policy Risk: The Fund seeks to make monthly distributions to shareholders at a rate that may include periodic distributions of its net income and net capital gains (“Net Earnings”), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund shareholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Investments	$113,253,045	$—
Short-Term Investments	1,872,961	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$115,126,006	$—

*	Other financial instruments include futures, forwards and swap contracts.

Cornerstone Progressive Return Fund
Notes to Financial Statements (continued)

The breakdown of the Fund’s investments into major categories is disclosed in its Summary Schedule of Investments.

During the year ended December 31, 2012, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2012.

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

In December 2011, FASB Issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Investment Manager is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE D. AGREEMENTS WITH AFFILIATES

Certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC (“Ultimus”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Included in the Statement of Operations, under the caption Fees Paid Indirectly, are expense offsets of $89,840 arising from credits earned on portfolio transactions executed with brokers, pursuant to directed brokerage arrangements.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the year ended December 31, 2012, Cornerstone earned $1,008,225 for investment management services.

Administration Agreement

Under the terms of the Administration Agreement, Ultimus supplies executive, administrative and regulatory services for the Fund. Ultimus supervises the preparation of reports to shareholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Trustees. For these services, the Fund pays Ultimus a monthly fee at an annual rate of 0.100% of its average daily net assets up to $250 million and 0.075% of such assets in excess of $250 million, subject to an annual minimum fee of $50,000.

Fund Accounting Agreement

Under the terms of the Fund Accounting Agreement, Ultimus calculates the net asset value per share and maintains the financial books and records of the Fund. For the performance of these services, the Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

NOTE E. INVESTMENT IN SECURITIES

For the year ended December 31, 2012, purchases and sales of securities, other than short-term investments, were $123,614,502 and $95,741,697, respectively.

NOTE F. COMMON SHARES OF BENEFICIAL INTEREST

The Fund has unlimited common shares of beneficial interest authorized and has 25,014,384 shares issued and outstanding at December 31, 2012. As of that date, two individuals that control Cornerstone

Cornerstone Progressive Return Fund
Notes to Financial Statements (concluded)

owned 6,210 shares related to the initial issuance of the seed capital shares of the Fund. Transactions in common shares of beneficial interest for the year ended December 31, 2012 were as follows:

Shares at beginning of year	15,694,704
Shares newly issued from rights offering	8,817,593
Shares newly issued in reinvestment of dividends and distributions	502,087
Shares at end of year	25,014,384

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid to shareholders during the years ended December 31, 2012 and December 31, 2011 was as follows:

	2012	2011
Ordinary Income	$8,011,893	$7,920,949
Return-of-Capital	14,232,315	8,194,697
Total Distributions	$22,244,208	$16,115,646

At December 31, 2012, the components of accumulated deficit on a tax basis for the Fund were as follows:

Capital loss carryforwards	$(17,521,122)
Net unrealized appreciation	2,727,193
Total accumulated deficit	$(14,793,929)

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended December 31, 2012, the Fund reclassified $14,232,315 of return-of-capital distributions and $5,549,955 of distributions in excess of net investment income against paid-in capital on the Statement of Assets and Liabilities. These reclassifications have no effect on net assets or net asset value per share. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year (“Post-October losses”). The Fund incurred no such losses during the year ended December 31, 2012.

At December 31, 2012, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $17,521,122 which expires in 2017.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, there may be a greater likelihood that all or a portion of the Fund’s capital loss carryforward may expire without being utilized.

During the year ended December 31, 2012, the Fund reduced capital loss carryforwards by $5,615,465.

The following information is computed on a tax basis for each item as of December 31, 2012:

Cost of portfolio investments	$112,398,813
Gross unrealized appreciation	$4,327,536
Gross unrealized depreciation	(1,600,343)
Net unrealized appreciation	$2,727,193

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Cornerstone Progressive Return Fund
Jericho, New York

We have audited the accompanying statement of assets and liabilities of the Cornerstone Progressive Return Fund (the “Fund”), including the summary schedule of investments as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cornerstone Progressive Return Fund as of December 31, 2012, the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 19, 2013

2012 Tax Information (unaudited)

Cornerstone Progressive Return Fund (the “Fund”) is providing this notice along with Form 1099-DIV to assist its shareholders in the preparation of their 2012 calendar year U.S. federal income tax returns. The $22,244,208 in dividends and distributions paid to shareholders in respect of such year is represented by $8,011,893 of ordinary income, and $14,232,315 of return-of-capital.

As indicated in this notice, a portion of the Fund’s distributions for 2012 were comprised of a return-of-capital; accordingly these distributions do not represent yield or investment return on the Fund’s portfolio.

SOURCES OF DIVIDENDS AND DISTRIBUTIONS (Per Share Amounts)
Payment Dates:	1/31/2012	2/29/2012	3/30/2012	4/30/2012	5/31/2012	6/29/2012
Ordinary Income(1)	$0.0329	$0.0329	$0.0329	$0.0329	$0.0329	$0.0329
Return-of-Capital(2)	0.0585	0.0585	0.0585	0.0585	0.0585	0.0585
Total	$0.0914	$0.0914	$0.0914	$0.0914	$0.0914	$0.0914

Payment Dates:	7/31/2012	8/31/2012	9/28/2012	10/31/2012	11/30/2012	12/31/2012
Ordinary Income(1)	$0.0329	$0.0329	$0.0329	$0.0329	$0.0329	$0.0329
Return-of-Capital(2)	0.0585	0.0585	0.0585	0.0585	0.0585	0.0585
Total	$0.0914	$0.0914	$0.0914	$0.0914	$0.0914	$0.0914

(1)
Ordinary Income Dividends – This is the total per share amount of ordinary income dividends and short-term capital gain distributions (if applicable) included in the amount reported in Box 1a on Form 1099-DIV.

(2)
Return-of-capital – This is the per share amount of return-of-capital, or sometimes called nontaxable, distributions reported in Box 3 – under the title “Nondividend distributions” – on Form 1099-DIV. This amount should not be reported as taxable income on your current return. Rather, it should be treated as a reduction in the original cost basis of your investment in the Fund.

The Fund has met the requirements to pass through 18.43% of its ordinary income dividends as qualified dividends, which are subject to a maximum federal tax rate of 15%. This is reported in Box 1b on Form 1099-DIV. Ordinary income dividends should be reported as dividend income on Form 1040. Please note that to utilize the lower tax rate for qualifying dividend income, shareholders generally must have held their shares in the Fund for at least 61 days during the 121 day period beginning 60 days before the ex-dividend date.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of the actual ordinary income dividend paid by the Fund.

In general, distributions received by tax-exempt recipients (e.g., IRA’s and Keogh’s) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting. They will generally not be entitled to foreign tax credit or deduction for the withholding taxes paid by the Fund.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

Additional Information Regarding the Fund’s Trustees
and Corporate Officers (unaudited)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since	Number of Portfolios in Fund Complex Overseen by Trustees
Ralph W. Bradshaw** (Dec. 1950)	Chairman of the Board of Trustees and President	President, Cornerstone Advisors, Inc.; Financial Consultant; President and Director of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc.	2007	3
Edwin Meese III (Dec. 1931)	Trustee; Audit, Nominating and Corporate Governance Committee Member	Distinguished Fellow, The Heritage Foundation Washington D.C.; Distinguished Visiting Fellow at the Hoover Institution, Stanford University; Senior Adviser, Revelation L.P.; Director of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc.	2007	3
Scott B. Rogers (July 1955)	Trustee; Audit, Nominating and Corporate Governance Committee Member	Director, Board of Health Partners, Inc.; Chief Executive Officer, Asheville Buncombe Community Christian Ministry (“ABCCM”); President, ABCCM Doctor’s Medical Clinic; Director of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc.	2007	3
Andrew A. Strauss (Nov. 1953)	Trustee; Chairman of Nominating and Corporate Governance Committee and Audit Committee Member	Attorney and senior member of Strauss & Associates, P.A., Attorneys; Director of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc.	2007	3

Additional Information Regarding the Fund’s Trustees
and Corporate Officers (unaudited) (continued)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since	Number of Portfolios in Fund Complex Overseen by Trustees
Glenn W. Wilcox, Sr. (Dec. 1931)	Trustee; Chairman of Audit Committee, Nominating and Corporate Governance Committee Member	Chairman of the Board, Tower Associates, Inc.; Chairman of the Board of Wilcox Travel Agency, Inc.; Director of Champion Industries, Inc.; Director of Cornerstone Total Retrun Fund, Inc. and Cornerstone Strategic Value Fund, Inc.	2007	3

Additional Information Regarding the Fund’s Trustees
and Corporate Officers (unaudited) (concluded)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since
Gary A. Bentz (June 1956)	Chief Compliance Officer, Secretary, and Assistant Treasurer
Chairman and Chief Financial Officer of Cornerstone Advisors, Inc.; Financial Consultant, C.P.A., Chief Compliance Officer, Secretary, and Assistant Treasurer of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc.
			2007, 2008, 2009
Theresa M. Bridge, CPA (Dec. 1969)	Treasurer	Vice President, Mutual Fund Controller of Ultimus Fund Solutions, LLC; Treasurer of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc.	2012

*	The mailing address of each Trustee and/or Officer with respect to the Fund’s operation is 350 Jericho Turnpike, Suite 206, Jericho, NY 11753.

**
Designates a trustee who is an “interested person” of the Fund as defined by the Investment Company Act of 1940, as amended. Mr. Bradshaw is an interested person of the Fund by virtue of his current position with the Investment Manager.

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Progressive Return Fund (the “Fund) operates a Dividend Reinvestment Plan (the “Plan”), sponsored and administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution, the Agent, on the shareholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE MKT or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than its market price (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered shareholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a shareholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the shareholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund’s Board of Trustees, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

Description of Dividend Reinvestment Plan (unaudited) (concluded)

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participant’s account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number (888) 556-0422.

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how Cornerstone Progressive Return Fund (the “Fund”) voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (513) 326-3597 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (513) 326-3597. The Fund files a complete schedule of its portfolio holdings as of the end of the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330.

Privacy Policy Notice (unaudited)

FACTS	WHAT DOES CORNERSTONE PROGRESSIVE RETURN FUND, (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we, and our service providers, on our behalf, collect and share depend on the product or service you have with us. This information can include:

   • Social Security number
   • account balances
   • account transactions
   • transaction history
   • wire transfer instructions
   • checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund, and our service providers, on our behalf, choose to share; and whether you can limit this sharing.

Privacy Policy Notice (unaudited) (continued)

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

What we do
Who is providing this notice?	Cornerstone Progressive Return Fund (the “Fund”)
How does the Fund and the Fund’s service providers, on the Fund’s behalf protect my personal information?
To protect your personal information from unauthorized access and use, we and our service providers use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund and the Fund’s service providers, on the Fund’s behalf collect my personal information?
We collect your personal information, for example, when you:

   • open an account
   • provide account information
   • give us your contact information
   • make a wire transfer

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Privacy Policy Notice (unaudited) (concluded)

Why can’t I limit all sharing?
Federal law gives you the right to limit only

   • sharing for affiliates’ everyday business purposes – information about your creditworthiness
   • affiliates from using your information to market to you
   • sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cornerstone Advisors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund does not jointly market.

Questions?	Call (513) 326 -3597.

Summary of General Information (unaudited)

Cornerstone Progressive Return Fund is a closed-end, diversified investment company whose shares trade on the NYSE MKT. Its investment objective is to provide total return. The Fund is managed by Cornerstone Advisors, Inc.

Shareholder Information (unaudited)

The Fund is listed on the NYSE MKT (symbol “CFP”). The previous week’s net asset value per share, market price, and related premium or discount are available on The Wall Street Journal website at http://online.wsj.com/mdc/public/page/2_3040-CEF33.html under the designation “Cornerstone Prog Return (CFP)” and on the Barron’s website at http://online.barrons.com/mdc/public/page/2_3040-CEF33.html under the same designation. Such information is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Progressive Return Fund may from time to time purchase its shares in the open market.

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Cornerstone Progressive Return Fund

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's current level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $14,500 and $14,500 with respect to the registrant's fiscal years ended December 31, 2012 and 2011, respectively.

(b)
Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,500 and $3,500 with respect to the registrant's fiscal years ended December 31, 2012 and 2011, respectively. The services comprising these fees are the preparation of the registrant's federal and state income and federal excise tax returns.

(d)
All Other Fees. $1,500 and $1,500 in fees were billed in with respect to the registrant's fiscal years ended December 31, 2012 and 2011, respectively, related to the review of the registrant’s rights offering registration.

(e)(1)
Before the principal accountant is engaged by the registrant to render (i) audit, audit-related or permissible non-audit services to the registrant or (ii) non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, either (a) the audit committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the audit committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the audit committee's responsibilities to the registrant's investment adviser. The audit committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-

approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full audit committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimus thresholds are not exceeded, as such thresholds are determined by the audit committee in accordance with applicable Commission regulations.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)
During the fiscal years ended December 31, 2012 and 2011 aggregate non-audit fees of $5,000 and $5,000, respectively, were billed by the registrant's principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's principal accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)
The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934. Glenn W. Wilcox, Sr., (Chairman), Edwin Meese, III, Andrew A. Strauss and Scott B. Rogers are the members of the registrant's audit committee.

(b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2012

Description	No. of Shares	Value
EQUITY SECURITIES - 95.16%
CLOSED-END FUNDS - 88.92%
CONVERTIBLE SECURITIES - 1.28%
Advent Claymore Global Convertible Securities and Income Fund II	117,935	$764,219
AGIC Equity & Convertible Income Fund	22,352	371,937
Calamos Convertible and High Income Fund	15,600	189,540
Putnam High Income Securities Fund	24,643	195,912
		1,521,608
CORE - 4.72%
Adams Express Company (The)	103,107	1,091,903
Advent/Claymore Enhanced Growth & Income Fund	54,967	500,200
General American Investors Company, Inc.	50,742	1,411,642
Royce Micro-Cap Trust, Inc.	33,023	312,067
Royce Value Trust, Inc.	107,208	1,438,731
Tri-Continental Corporation	54,067	865,072
		5,619,615
CORPORATE DEBT FUNDS INVESTMENT GRADE-RATED - 4.65%
AllianceBernstein Income Fund, Inc.	112,933	914,757
Cutwater Select Income Fund	2,521	49,545
Federated Enhanced Treasury Income Fund	46,193	655,017
Montgomery Street Income Securities, Inc.	1,433	24,218
Morgan Stanley Income Securities Inc.	4,200	77,448
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	179,526	2,369,743
Western Asset/Claymore Inflation-Linked Securities & Income Fund	110,291	1,445,915
		5,536,643
DEVELOPED MARKET - 2.29%
European Equity Fund, Inc. (The)	500	3,505
Japan Equity Fund, Inc. (The)	12,143	67,637
Japan Smaller Capitalization Fund, Inc.	132,161	951,559
Morgan Stanley Asia-Pacific Fund, Inc.	12,992	194,620
New Germany Fund, Inc. (The)	14,200	221,236
Singapore Fund, Inc. (The)	39,367	550,351
Swiss Helvetia Fund, Inc. (The)	65,263	736,819
		2,725,727

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2012  (Continued)

Description	No. of Shares	Value
EMERGING MARKETS - 10.97%
Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.	8,953	$192,489
Aberdeen Latin America Equity Fund, Inc.	6,494	234,953
Central Europe and Russia Fund, Inc. (The)	16,277	552,930
DWS Global High Income Fund, Inc.	11,983	105,211
Aberdeen Israel Fund, Inc.	8,293	108,638
India Fund, Inc. (The)	224,619	4,696,783
Latin American Discovery Fund, Inc. (The)	18,192	283,613
Morgan Stanley India Investment Fund, Inc. *	138,657	2,569,314
Templeton Dragon Fund, Inc.	83,419	2,372,436
Templeton Emerging Markets Fund	48,853	977,060
Templeton Russia and East European Fund, Inc.	31,105	454,755
Turkish Investment Fund, Inc. (The)	30,709	510,998
		13,059,180
EMERGING MARKETS DEBT - 2.35%
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	165,857	2,793,032

FLEXIBLE INCOME - 0.45%
Putnam Master Intermediate Income Trust	105,154	532,079

GENERAL & INSURED LEVERAGED - 1.79%
Invesco Quality Municipal Income Trust	3,661	50,156
Invesco Value Municipal Income Trust	71,594	1,203,503
Nuveen Dividend Advantage Municipal Fund 2	39,388	599,485
Nuveen Dividend Advantage Municipal Income Fund	18,167	278,863
		2,132,007
GENERAL BOND - 1.14%
Nuveen Build America Bond Fund	16,404	347,437
Nuveen Build America Bond Opportunity Fund	46,761	1,012,843
		1,360,280
GENERAL MUNICIPAL LEVERAGED - 1.14%
Nuveen Dividend Advantage Municipal Fund 3	41,159	621,089
Nuveen Municipal Market Opportunity Fund, Inc.	50,313	737,589
		1,358,678

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2012  (Continued)

Description	No. of Shares	Value
GLOBAL - 8.25%
AGIC Global Equity & Convertible Income Fund	19,157	$258,428
Alpine Total Dynamic Dividend Fund	285,602	1,150,976
BlackRock S&P Quality Rankings Global Equity Managed Trust	8,909	109,046
Calamos Global Total Return Fund	2,208	30,338
Clough Global Allocation Fund	39,200	537,040
Clough Global Equity Fund	66,769	867,997
Clough Global Opportunities Fund	57,296	672,655
Delaware Enhanced Global Dividend and Income Fund	134,013	1,554,551
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	56,698	1,139,063
First Trust Active Dividend Income Fund	18,953	143,095
GDL Fund (The)	30,065	343,342
ING Infrastructure, Industrials and Materials Fund	15,100	247,489
Lazard Global Total Return & Income Fund, Inc.	13,922	210,083
Lazard World Dividend & Income Fund, Inc.	48,018	602,626
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	5,100	77,775
Nuveen Global Value Opportunities Fund	108,681	1,620,434
Virtus Total Return Fund	64,749	250,579
		9,815,517
GLOBAL INCOME - 2.75%
Nuveen Multi-Currency Short-Term Government Income Fund	254,276	3,272,536

HIGH YIELD (LEVERAGED) - 1.89%
BlackRock Corporate High Yield Fund III, Inc.	6,731	50,954
BlackRock Corporate High Yield Fund V, Inc.	67,600	849,056
BlackRock Corporate High Yield Fund VI, Inc.	2,400	29,736
DWS High Income Opportunities Fund, Inc.	47,836	725,194
Franklin Universal Trust	4,570	32,264
Neuberger Berman High Yield Strategies Fund Inc.	40,498	562,922
		2,250,126

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2012  (Continued)

Description	No. of Shares	Value
HIGH YIELD FUNDS - 0.99%
First Trust High Income Long/Short Fund	65,200	$1,181,424
INCOME & PREFERRED STOCK - 3.51%
John Hancock Premium Dividend Fund	89,280	1,211,530
Nuveen Quality Preferred Income Fund 3	53,487	475,499
Zweig Total Return Fund, Inc. (The)	201,742	2,483,444
		4,170,473
INSURED MUNICIPAL LEVERAGED - 0.62%
Nuveen Premier Municipal Opportunity Fund, Inc.	48,467	743,484

OPTION ARBITRAGE/OPTIONS STRATEGIES - 30.24%
AGIC International & Premium Strategy Fund	79,946	775,476
BlackRock Enhanced Capital & Income Fund, Inc.	59,903	743,995
BlackRock Enhanced Equity Dividend Trust	615,856	4,421,846
BlackRock Global Opportunities Equity Trust	445,571	5,881,537
BlackRock International Growth and Income Trust	697,207	5,124,471
Eaton Vance Enhanced Equity Income Fund	208,236	2,219,796
Eaton Vance Enhanced Equity Income Fund II	64,230	670,561
Eaton Vance Tax-Managed Diversified Equity Income Fund	462,743	4,335,902
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	223,401	2,388,157
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	526,328	4,636,950
ING Global Advantage and Premium Opportunity Fund	53,339	605,398
ING Global Equity Dividend and Premium Opportunity Fund	220,807	1,914,397
ING International High Dividend Equity Income Fund	1,919	18,461
Madison Strategic Sector Premium Fund	13,828	153,353
NFJ Dividend, Interest & Premium Strategy Fund	134,392	2,096,515
		35,986,815
PACIFIC EX JAPAN - 1.67%
Aberdeen Indonesia Fund, Inc.	26,148	305,147
Asia Pacific Fund, Inc. (The) *	26,880	290,842

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2012  (Continued)

Description	No. of Shares	Value
PACIFIC EX JAPAN (Continued)
JF China Region Fund, Inc.	3,116	$43,624
Korea Equity Fund, Inc. *	7,328	67,418
Taiwan Fund, Inc. *	30,110	491,997
Thai Fund, Inc. (The)	39,684	791,696
		1,990,724
REAL ESTATE - 0.02%
Neuberger Berman Real Estate Securities Income Fund Inc.	4,900	22,491
RMR Asia Pacific Real Estate Fund	1	17
		22,508
SECTOR EQUITY - 7.98%
BlackRock EcoSolutions Investment Trust	28,095	235,717
BlackRock Energy and Resources Trust	18,900	445,095
BlackRock Real Asset Equity Trust	228,155	2,340,870
BlackRock Utility and Infrastructure Trust	66,287	1,185,874
Cohen & Steers Infrastructure Fund, Inc.	8,196	153,675
Petroleum & Resources Corporation	46,539	1,113,213
Reaves Utility Income Fund	168,865	4,022,364
		9,496,808
VALUE - 0.22%
Gabelli Dividend & Income Trust (The)	4,000	64,720
Royce Focus Trust, Inc.	29,762	196,429
		261,149

TOTAL CLOSED-END FUNDS		105,830,413

CONSUMER DISCRETIONARY - 0.76%
Comcast Corporation - Class A	3,358	125,522
DIRECTV *	4,000	200,640
Macy's, Inc.	2,000	78,040
Time Warner Cable, Inc.	2,000	194,380
Walt Disney Company (The)	6,000	298,740
		897,322
CONSUMER STAPLES - 0.58%
CVS Caremark Corporation	3,000	145,050
Wal-Mart Stores, Inc.	8,000	545,840
		690,890
ENERGY - 0.28%
ConocoPhillips	4,000	231,960

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2012  (Continued)

Description	No. of Shares	Value
ENERGY (Continued)
Phillips 66	2,000	$106,200
		338,160
FINANCIALS - 0.83%
Allstate Corporation (The)	3,000	120,510
Discover Financial Services	2,000	77,100
JPMorgan Chase & Co.	8,000	351,760
Marsh & McLennan Companies, Inc.	2,000	68,940
MetLife, Inc.	3,000	98,820
Wells Fargo & Company	8,000	273,440
		990,570
HEALTH CARE - 0.56%
Abbott Laboratories	3,000	196,500
Amgen Inc.	4,000	345,280
Merck & Company, Inc.	3,000	122,820
		664,600
INDUSTRIALS - 0.21%
Union Pacific Corporation	2,000	251,440

INFORMATION TECHNOLOGY - 2.53%
Apple Inc.	3,000	1,599,090
International Business Machines Corporation	3,000	574,650
Oracle Corporation	25,000	833,000
		3,006,740
TELECOMMUNICATION SERVICES - 0.32%
AT&T, Inc.	6,000	202,260
Verizon Communications, Inc.	4,000	173,080
		375,340
UTILITIES - 0.17%
NextEra Energy, Inc.	3,000	207,570

TOTAL EQUITY SECURITIES (cost - $110,436,736)		113,253,045

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2012  (Concluded)

Description	No. of Shares	Value
SHORT-TERM INVESTMENTS - 1.57%
MONEY MARKET FUNDS - 1.57%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $1,872,961)	1,872,961	$1,872,961

TOTAL INVESTMENTS - 96.73% (cost - $112,309,697)		115,126,006

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.27%		3,895,141

NET ASSETS - 100.00%	$119,021,147

*	Non-income producing security.

^	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2012.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Cornerstone Progressive Return Fund, Inc.
Jericho, New York

We have audited the accompanying statement of assets and liabilities of the Cornerstone Progressive Return Fund, Inc. (the “Fund”), including the summary schedule of investments as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.   These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cornerstone Progressive Return Fund as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of investments in securities as of December 31, 2012 appearing in Item 6 of this Form N-CSR is presented for the purpose of additional analysis and is not a required part of the basic financial statements. This additional information is the responsibility of the Fund’s management. Such information has been subjected to the auditing procedures applied in our audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 19, 2013

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant and Cornerstone Advisors, Inc., the registrant's investment adviser, share the same proxy voting policies and procedures. The proxy voting policies and procedures of the registrant and Cornerstone Advisors, Inc. are attached as Exhibit 99.VOTEREG.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1)
All information included in this Item is as of the date of the filing of this Form N-CSR, unless otherwise noted. Ralph W. Bradshaw is the portfolio manager of the registrant. Mr. Bradshaw has acted as the portfolio manager since 2007. Mr. Bradshaw is President and Chief Financial Officer of Cornerstone Advisors, Inc. and serves as President and Chairman of the Board of the registrant, Cornerstone Strategic Value Fund, Inc. and Cornerstone Total Return Fund, Inc.

(a)(2)
Ralph W. Bradshaw manages two other closed-end registered investment companies: Cornerstone Strategic Value Fund, Inc. and Cornerstone Total Return Fund, Inc. As of December 31, 2012, net assets of Cornerstone Strategic Value Fund, Inc. were $105,704,166 and net assets of Cornerstone Total Return Fund, Inc. were $51,574,920. Mr. Bradshaw manages no accounts except for the registrant, Cornerstone Strategic Value Fund, Inc. and Cornerstone Total Return Fund, Inc. Mr. Bradshaw manages no accounts where the advisory fee is based on the performance of the account. No material conflicts of interest exist in connection with the portfolio manager's management of the registrant's investments, on the one hand, and the investment of the other accounts included in response to this Item, on the other.

(a)(3)
Compensation of Ralph W. Bradshaw includes a fixed salary paid by Cornerstone Advisors, Inc. plus his share of the profits of Cornerstone Advisors, Inc. The profitability of Cornerstone Advisors, Inc. is primarily dependent upon the value of the assets of the registrant and other managed accounts. However, compensation is not directly based upon the registrant's performance or on the value of the registrant's assets.

(a)(4)	The dollar range of equity securities in the registrant beneficially owned by the portfolio manager as of December 31, 2012 is as follows: Ralph W. Bradshaw: $50,001 - $100,000

(b)	Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.VOTEREG	Proxy Voting Policies and Procedures

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Progressive Return Fund

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	March 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	March 4, 2013

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer
(Principal Financial Officer)

Date	March 4, 2013

* Print the name and title of each signing officer under his or her signature.